UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
July 11, 2015 to August 12, 2015

Commission File Number of Issuing entity:	333-189017-03

Citigroup Commercial Mortgage Trust 2014-GC19
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-189017

Citigroup Commercial Mortgage Securities Inc.
(Exact name of depositor as specified in its charter)

RAIT Funding, LLC
Rialto Mortgage Finance, LLC
The Bancorp Bank
Cantor Commercial Real Estate Lending, L.P.
MC-Five Mile Commercial Mortgage Finance LLC
Goldman Sachs Mortgage Company
Citigroup Global Markets Realty Corp.

(Exact name of sponsor(s) as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

46-5156528 46-5168857 46-7382968
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street 7th Floor Chicago, Illinois
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7464
(Telephone number, including area code)

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	☐	☐	☑	_______
A-2	☐	☐	☑	_______
A-3	☐	☐	☑	_______
A-4	☐	☐	☑	_______
A-AB	☐	☐	☑	_______
X-A	☐	☐	☑	_______
X-B	☐	☐	☑	_______
A-S	☐	☐	☑	_______
B	☐	☐	☑	_______
PEZ	☐	☐	☑	_______
C	☐	☐	☑	_______

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☑ No ☐

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On August 12, 2015 a distribution was made to holders of Citigroup Commercial Mortgage Trust 2014-GC19, Commercial Mortgage Pass-Through Certificates, Series 2014-GC19. The monthly report to holders is attached as Exhibit 99.1.

No assets securitized by Citigroup Commercial Mortgage Securities Inc. and held by Citigroup Commercial Mortgage Trust 2014-GC19 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D.

Citigroup Commercial Mortgage Securities Inc. filed its most recent Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on February 17, 2015. The CIK Number of Citigroup Commercial Mortgage Securities Inc. is 0001258361.

Citigroup Global Markets Realty Corp. filed its most recent Form ABS-15G under Rule 15Ga-1 on February 17, 2015. The CIK Number of Citigroup Global Markets Realty Corp. is 0001541001.

Goldman Sachs Mortgage Company filed its most recent Form ABS-15G under Rule 15Ga-1 on August 14, 2015. The CIK Number of Goldman Sachs Mortgage Company is 0001541502.

MC-Five Mile Commercial Mortgage Finance LLC filed its most recent Form ABS-15G under Rule 15Ga-1 on February 10, 2015. The CIK Number of MC-Five Mile Commercial Mortgage Finance LLC is 0001576832.

Cantor Commercial Real Estate Lending, L.P. filed its most recent Form ABS-15G under Rule 15Ga-1 on February 5, 2015. The CIK Number of Cantor Commercial Real Estate Lending, L.P. is 0001558761.

The Bancorp Bank filed its most recent Form ABS-15G under Rule 15Ga-1 on January 9, 2015. The CIK Number of The Bancorp Bank is 0001505494.

Rialto Mortgage Finance, LLC filed its most recent Form ABS-15G under Rule 15Ga-1 on February 6, 2015. The CIK Number of Rialto Mortgage Finance, LLC is 0001592182.

RAIT Funding, LLC filed its most recent Form ABS-15G under Rule 15Ga-1 on February 12, 2015. The CIK Number of RAIT Funding, LLC is 0001587045.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
Disclosure from U.S. Bank National Association, as Certificate Administrator and Trustee:

Since 2014 various plaintiffs or groups of plaintiffs, primarily investors, have filed claims against U.S. Bank National Association (“U.S. Bank”), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities ("RMBS") trusts. The plaintiffs or plaintiff groups have filed substantially similar complaints against other RMBS trustees, including Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo. The complaints against U.S. Bank allege the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and assert causes of action based upon the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality. The complaints also assert that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and that the trustee purportedly failed to abide by a heightened standard of care following alleged events of default.

Currently U.S. Bank is a defendant in multiple actions alleging individual or class action claims against the trustee with respect to multiple trusts as described above with the most substantial case being: BlackRock Balanced Capital Portfolio et al v. U.S. Bank National Association, No. 605204/2015 (N.Y. Sup. Ct.) (class action alleging claims with respect to approximately 794 trusts) and its companion case BlackRock Core Bond Portfolio et al v. U.S Bank National Association, No. 14-cv-9401 (S.D.N.Y.). Some of the trusts implicated in the aforementioned Blackrock cases, as well as other trusts, are involved in actions brought by separate groups of plaintiffs related to no more than 100 trusts per case.

There can be no assurance as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
None.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
None.

Item 7. Significant Enhancement Provider Information.
None.

Item 8. Other Information.
None.

Item 9. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of Citigroup Commercial Mortgage Trust 2014-GC19, Commercial Mortgage Pass-Through Certificates, Series 2014-GC19, relating to the August 12, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

Date: August 26, 2015	/s/ Paul Vanderslice
Name: Paul Vanderslice
Title: Vice President

EXHIBIT INDEX

Exhibit	Description
Exhibit 99.1	Monthly report distributed to holders of Citigroup Commercial Mortgage Trust 2014-GC19, Commercial Mortgage Pass-Through Certificates, Series 2014-GC19, relating to the August 12, 2015 distribution.